UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-205992-01

Central Index Key Number of the issuing entity: 0001720749

Volkswagen Auto Loan Enhanced Trust 2018-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-205992

Central Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

Ina Reetz, (703) 251-5181

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Depositor)

Date: February 20, 2020	By:	/s/ Jens Schreiber
	Name:	Jens Schreiber
	Title:	Treasurer

Date: February 20, 2020	By:	/s/ Steven Pramuka
	Name:	Steven Pramuka
	Title:	Assistant Treasurer